Changes in Gross Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of changes in the gross carrying amount of goodwill
Goodwill, Beginning balance	$ 1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses
Goodwill, Ending balance	1,680,483
LAMAR MEDIA CORP
Summary of changes in the gross carrying amount of goodwill
Goodwill, Beginning balance	1,668,749
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses
Goodwill, Ending balance	$ 1,669,462